Short-Term Investments (Tables)	12 Months Ended
Dec. 31, 2022
Short-Term Investments [Abstract]
Schedule of Short-term investments

Short-term investments consisted of the following:

	As of December 31,
	2021	2022
	US$	US$
Aggregate cost	2,764,244	25,547,079
Gross unrealized gain	142,100	241,225
Aggregate fair value	2,906,344	25,788,304